Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Present value discount rate
Impairment of goodwill	$ 0	$ 0
Impairment of intangible assets, indefinite-lived	0	0
Operating lease, impairment loss		0
Notes payable	60,492,000	55,479,000
Fixed Rate Note [Member]
Present value discount rate
Notes payable	20,300,000	39,500,000
Fixed Rate Note [Member] | Estimate of Fair Value Measurement [Member]
Present value discount rate
Fair value of the fixed-rate note	19,700,000	39,300,000
Kiosk Profit Share Franchise Agreement [Member]
Present value discount rate
Fair value of the fixed-rate note	$ 40,100,000	$ 16,700,000